Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Accrued employee compensation		$ 374,883	$ 447,161
Deferred Revenue	[1]	115,690	142,340
Warranty provision		12,335	12,335
Advances from customers		167,230	46,134
Accrued expenses		160,106	272,819
Other current liabilities		5,586	13,206
Other Liabilities Current		$ 835,830	$ 933,995

[1]	The following table shows the change in deferred revenue for the respective periods: